U.S. SECURITIES AND EXCHANGE COMMISSION
               Washington, D.C. 20549


                     FORM 24F-2
          Annual Notice of Securities Sold
               Pursuant to Rule 24f-2


 1.  Name and address of issuer:

     Thompson Plumb Funds, Inc.
     8201 Excelsior Drive, Suite 200
     Madison, WI  53717

 2. Name of each series or class of funds for which this notice is filed:


     Thompson Plumb Funds, Inc.
      -Thompson Plumb Balanced Fund
      -Thompson Plumb Bond Fund
      -Thompson Plumb Growth Fund


 3.  Investment Company Act File Number:     811-4946


     Securities Act File Number:   33-6418

 4.  Last day of fiscal year for which this notice is filed:

     November 30, 1996


 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                            [ ]

 6.  Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see Instruction A.6):


     N/A

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


     None

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


      None


 9. Number and aggregate sale price of securities sold during the fiscal year:


     1,431,116 Shares sold

     $20,067,058 Aggregate sale price




10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
      24f-2:


      1,431,116 Shares sold

     $20,067,058 Aggregate sale price


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


     Information included in item 9


12.  Calculation of registration fee:


     (i)  Aggregate sale price of securities sold
          during the fiscal year in reliance on rule
          24f-2 (from Item 10):                    $  20,067,058


     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):    +           0

     (iii)Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):                        -   7,210,919

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):             +           0

     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 [line (i), plus
          line (ii), less line (iii), plus line
          (iv)] (if applicable):                     12,856,139

     (vi) Multiplier prescribed by Section 6(b)
          of the Securities   Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                       x   1/33 of 1%

     (vii)Fee due [line (i)or line (v)
          multiplied by line (vi)]:                        3,896

Instruction:   Issuers should complete lines (ii), (iii), (iv),
               and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
               See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17 CFR 202.3a).
                                                [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                  January 16, 1997




                          SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



     By (Signature and Title)*

                    Thomas G. Plumb, President / Treasurer

     Date 01/23/97

     *Please print the name and title of the signing officer below the signature.